CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]		(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Mar. 31, 2022		$ 0	[1]	$ 3,528,133	[1]	$ (2,716,899)	$ 5,606	$ 816,840
Beginning balance (in shares) at Mar. 31, 2022	[1]	16,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		$ 0	[1]	0	[1]	3,080,705	0	3,080,705
Issuance of ordinary shares for cash		$ 0	[1]	10,000,000	[1]	0	0	10,000,000
Issuance of ordinary shares for cash (in shares)	[1]	60,000,000
Share-based compensation		$ 0	[1]	379,867	[1]	0	0	379,867
Foreign currency translation adjustment		0	[1]	0	[1]	0	(117,463)	(117,463)
Ending balance at Mar. 31, 2023		$ 0	[1]	13,908,000	[1]	363,806	(111,857)	14,159,949
Ending balance (in shares) at Mar. 31, 2023	[1]	76,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		$ 0	[1]	0	[1]	2,496,554	0	2,496,554
Repurchase and retirement of ordinary shares		$ 0	[1]	(6,000,000)	[1]	0	0	(6,000,000)
Repurchase and retirement of ordinary shares (in shares)	[1]	(36,000,000)
Impact from recapitalization	[1]	$ 0		0		0	0	0
Foreign currency translation adjustment		0	[1]	0	[1]	0	85,550	85,550
Ending balance at Mar. 31, 2024		$ 0	[1]	7,908,000	[1]	2,860,360	(26,307)	10,742,053
Ending balance (in shares) at Mar. 31, 2024	[1]	40,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss)		$ 0	[1]	0	[1]	(11,967,505)	0	(11,967,505)
Issuance of ordinary shares from release of RSUs		$ 0	[1]	0	[1]	0	0	0
Issuance of ordinary shares from release of RSUs (in shares)	[1]	909,204
Issuance of ordinary shares under private placement		$ 0	[1]	5,121,620	[1]	0	0	5,121,620
Issuance of ordinary shares under private placement (in shares)	[1]	1,317,018
Share-based compensation		$ 0	[1]	8,788,109	[1]	0	0	8,788,109
Foreign currency translation adjustment		0	[1]	0	[1]	0	83,466	83,466
Ending balance at Mar. 31, 2025		$ 0	[1]	$ 21,817,729	[1]	$ (9,107,145)	$ 57,159	$ 12,767,743
Ending balance (in shares) at Mar. 31, 2025	[1]	43,206,222

[1]	The number of ordinary shares and amount of ordinary shares have been retrospectively adjusted to give effect to the changes in par value and a six-for-one stock split. Refer to Note 9 for more details.